                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21516

                          UBS Multi-Strat Fund, L.L.C.
               (Exact name of registrant as specified in charter)

                           299 Park Avenue, 29th Floor
                               New York, NY 10171
               (Address of principal executive offices) (Zip code)

                              James M. Hnilo, Esq.
                UBS Alternative and Quantitative Investments LLC
                       One North Wacker Drive, 32nd Floor
                             Chicago, Illinois 60606
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 525-5000

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
                                                                  MARCH 31, 2011

                                                                                                                            DOLLAR
                                                                       REALIZED                                            AMOUNT OF
                                                                         AND                                              FAIR VALUE
                                                                      UNREALIZED                                 FIRST     FOR FIRST
                                                             % OF    GAIN/(LOSS)    INITIAL                    AVAILABLE   AVAILABLE
                                                           MEMBERS'      FROM     ACQUISITION                 REDEMPTION  REDEMPTION
INVESTMENT FUND                    COST        FAIR VALUE   CAPITAL  INVESTMENTS      DATE     LIQUIDITY (a)      (b)         (b)
---------------                ------------  ------------  --------  -----------  -----------  -------------  ----------  ----------
CONVERTIBLE ARBITRAGE
Waterstone Market Neutral
   Fund, L.P. (c)              $  3,136,852  $  6,538,330    4.76    $  246,957    10/1/2004     Quarterly
                               ------------  ------------   -----    -----------
   CONVERTIBLE ARBITRAGE
      SUBTOTAL                 $  3,136,852  $  6,538,330    4.76%   $  246,957
DIRECT LOANS/STRUCTURED
   FINANCE
CPIM Structured Credit Fund,
   L.P. (d)                       1,263,937       211,355    0.15       (48,445)   11/1/2005        N/A
Marathon Structured Finance
   Fund, L.P. (e)                   173,756       730,337    0.53         9,893     4/1/2005        N/A
Marathon Structured Finance
   Fund, L.P. (d)                 1,588,444     1,518,074    1.11       (14,639)    4/1/2005        N/A
                               ------------  ------------   -----    -----------
   DIRECT LOANS/STRUCTURED
      FINANCE SUBTOTAL         $  3,026,137  $  2,459,766    1.79%   $  (53,191)
DISTRESSED/CREDIT
Aurelius Capital Partners,
   L.P. (c)                       5,000,000     6,068,363    4.42        49,688    12/1/2009   Semi-Annually  12/31/2011   6,068,363
Brigade Leveraged Capital
   Structures Fund, L.P. (c)      6,141,472     7,410,463    5.40       256,970     7/1/2009     Quarterly
Claren Road Credit Partners,
   L.P., L Interest
   Payable (e)                      880,892     1,293,445    0.94       112,451     1/1/2007        N/A
Gracie Credit Opportunities
   Fund, L.L.C. (c)               6,045,971     6,442,409    4.69       105,104    11/1/2009     Quarterly
Harbinger Capital Partners
   Fund I, L.P., Class L (e)          8,775        38,689    0.03           400     9/1/2007        N/A
Harbinger Class PE Holdings
   (US) Trust (e)                   670,277       418,880    0.31       (69,429)    9/1/2007        N/A
                               ------------  ------------   -----    -----------
   DISTRESSED/CREDIT SUBTOTAL  $ 18,747,387  $ 21,672,249   15.79%   $  455,184
GLOBAL MACRO
Brevan Howard, L.P. (c)           4,497,682     4,699,360    3.43        92,552    10/1/2009      Monthly
COMAC Global Macro Fund L.P.
   (c)                            5,000,000     4,419,736    3.22      (204,871)    5/1/2010      Monthly
Moore Macro Managers Fund,
   L.P. (c)                       6,000,000     5,997,850    4.37        (2,150)    2/1/2011     Quarterly
                               ------------  ------------   -----    -----------
   GLOBAL MACRO SUBTOTAL       $ 15,497,682  $ 15,116,946   11.02%   $ (114,469)
LONG/SHORT EQUITY
Anthion Partners, L.P. (c)        7,000,000     7,799,626    5.68       413,670     4/1/2010     Quarterly
Bay Pond Partners, L.P. (c)       3,474,664     6,468,950    4.71        66,771     7/1/2007   Semi-Annually
Cobalt Partners, L.P. (c)         6,223,312     7,531,722    5.49       221,118     7/1/2007   Semi-Annually
D. Jabro Partners, L.P. (c)       4,230,047     6,502,107    4.74        25,651     1/1/2006     Quarterly
JHL Capital Group Fund,
   L.L.C. (c)                     1,500,000     1,521,180    1.11        21,180     2/1/2011     Quarterly
Moore Emerging Equity
   Long/Short Fund, Ltd. (c)      2,500,000     2,561,082    1.86        61,082     1/1/2011      Monthly
Newland Fund, L.P. (c)            7,000,000     7,393,530    5.39       128,838    11/1/2010     Quarterly
Ramius Value and Opportunity
   Fund, L.P. (c)                 2,500,000     2,686,466    1.96       186,466     1/1/2011     Quarterly
                               ------------  ------------   -----    -----------
   LONG/SHORT EQUITY SUBTOTAL  $ 34,428,023  $ 42,464,663   30.94%   $1,124,776
MULTI-STRATEGY
Davidson Kempner Partners,
   L.P. (c)                       5,676,800     7,941,983    5.79       290,858     1/1/2006   Semi-Annually
OZ Domestic Partners, L.P.
   (c)                            3,926,146     6,538,739    4.76       819,936     5/1/2005      Annually
OZ Domestic Partners, L.P.
   (e)                            2,244,564     2,977,405    2.17      (474,276)    5/1/2005        N/A
                               ------------  ------------   -----    -----------
   MULTI-STRATEGY SUBTOTAL     $ 11,847,510  $ 17,458,127   12.72%   $  636,518
SPECIAL SITUATIONS
Brookdale International
Partners, L.P. (f)                4,461,165     8,747,110    6.38       353,253     8/1/2005     Quarterly
Mason Capital, L.P. (c)           6,000,000     6,663,371    4.86        57,057     1/1/2010      Annually

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                                  MARCH 31, 2011

                                                                                                                            DOLLAR
                                                                       REALIZED                                            AMOUNT OF
                                                                         AND                                              FAIR VALUE
                                                                      UNREALIZED                                 FIRST     FOR FIRST
                                                             % OF    GAIN/(LOSS)    INITIAL                    AVAILABLE   AVAILABLE
                                                           MEMBERS'      FROM     ACQUISITION                 REDEMPTION  REDEMPTION
INVESTMENT FUND                    COST        FAIR VALUE   CAPITAL  INVESTMENTS      DATE     LIQUIDITY (a)      (b)         (b)
---------------                ------------  ------------  --------  -----------  -----------  -------------  ----------  ----------
SPECIAL SITUATIONS
   (CONTINUED)
RoundKeep Global Fund, L.P.
   (c)                         $  7,000,000  $  7,113,801    5.18    $ 139,491     12/1/2010     Quarterly
Seneca Capital, L.P., SLV (d)       812,839       827,775    0.60       30,128     10/1/2004        N/A
                               ------------  ------------   -----    -----------
   SPECIAL SITUATIONS
      SUBTOTAL                 $ 18,274,004  $ 23,352,057   17.02%   $ 579,929
Redeemed Investment Funds                --            --      --     (137,453)
                               ------------  ------------   -----    -----------
TOTAL                          $104,957,595  $129,062,138   94.04%   $2,738,251
                               ============  ============   =====    ==========

(a) Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.

(b)  Investment Funds with no dates or amounts can be redeemed in full.

(c)  Investment Funds categorized as Level 2 investments.

(d) The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

(e) A portion or all of the Fund's interests in the Investment Fund are held in side pockets which have restricted liquidity.

(f) The Fund has placed a redemption request with the Investment Fund which is subject to an investor level gate. The Investment Fund's investment level gate allows for the Fund to receive 12.5% of its investment every quarter for 2 years. The Fund is expected to be fully redeemed within 24 months.

Complete information about the Investment Funds' underlying investments is not readily available.

The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing the Fund's investments are not necessarily an indication of the risk associated with investing in those investments. The Fund's valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds' compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The Fund's investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments where the Fund has the ability to redeem at net asset value as of the March 31, 2011 measurement date, or within one year of the measurement date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within one year of the March 31, 2011 measurement date. There were no transfers between Level 1 and Level 2 at March 31, 2011.

                                  ASSETS TABLE

                                  TOTAL FAIR VALUE AT
DESCRIPTION                          MARCH 31, 2011     LEVEL 1      LEVEL 2       LEVEL 3
-----------                       -------------------   -------   ------------   -----------
Convertible Arbitrage                 $  6,538,330        $--     $  6,538,330   $        --
Direct Loans/Structured Finance          2,459,766         --               --     2,459,766
Distressed/Credit                       21,672,249         --       19,921,235     1,751,014
Global Macro                            15,116,946         --       15,116,946            --
Long/Short Equity                       42,464,663         --       42,464,663            --
Multi-Strategy                          17,458,127         --       14,480,722     2,977,405
Special Situations                      23,352,057         --       13,777,172     9,574,885
                                      ------------        ---     ------------   -----------
TOTAL ASSETS                          $129,062,138        $--     $112,299,068   $16,763,070
                                      ------------        ---     ------------   -----------

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                                  MARCH 31, 2011

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                               CHANGE IN                             NET TRANSFERS
                                                 REALIZED     UNREALIZED                               IN AND/OR
                              BALANCE AS OF       GAIN /    APPRECIATION /                              (OUT) OF      BALANCE AS OF
DESCRIPTION                 DECEMBER 31, 2010     (LOSS)     DEPRECIATION    PURCHASES     SALES         LEVEL 3     MARCH 31, 2011
-----------                 -----------------   ---------   --------------   ---------   ---------   -------------   --------------
Direct Loans / Structured
   Finance                     $ 2,857,072      $(400,260)    $ 347,070         $--      $(344,116)    $       --      $ 2,459,766
Distressed/Credit                1,761,559        (21,100)       64,522          --        (53,967)            --        1,751,014
Multi-Strategy                   3,821,781        111,201      (585,477)         --             --       (370,100)       2,977,405
Special Situations               9,233,288           (796)      384,176          --        (41,783)            --        9,574,885
                               -----------      ---------     ---------         ---      ---------     ----------      -----------
Total                          $17,673,700      $(310,955)    $ 210,291         $--      $(439,866)    $ (370,100)     $16,763,070
                               -----------      ---------     ---------         ---      ---------     ----------      -----------

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of March 31, 2011 is $184,033.

The transfer out of Level 3 investments in the amount of $370,100 is due to a transfer between a side pocket and liquid holding during the period ended March 31, 2011.

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                                  MARCH 31, 2011

PORTFOLIO VALUATION

The Investment Fund in the convertible arbitrage category may simultaneously purchase or sell convertible securities and either buy or short sale the same issuer's common stock while maintaining a market neutral position. The Investment Fund within this strategy is generally subject to a 45 day redemption notice period and can be redeemed with no restrictions as of the measurement date.

The Investment Funds in the direct loans/structured finance strategy invest primarily in asset-based lending, real estate-structured finance transactions, distressed securities, subprime residential mortgage market and special situation investments. Investment Funds within this strategy are side pockets or liquidating trusts where the liquidation of assets is expected over the next 36 months.

The Investment Funds in the distressed/credit strategy invests primarily in securities of companies and government entities that are either in distress, already in default or under bankruptcy protection. Investment Funds within this strategy are generally subject to a 45 - 90 day redemption notice period. Investment Funds representing approximately 8 percent of the fair value of the investments in this strategy are side pockets where the liquidation of assets is expected over the next 36 months. The remaining approximately 92 percent of the Investment Funds have either initial redemption dates commencing in the future (28 percent) or are available to be redeemed with no restrictions (64 percent), subject to the Investment Funds' liquidity terms, as of the measurement date.

The Investment Funds in the global macro strategy employ a discretionary top-down global approach to investing across a broad range of financial products, including fixed income, commodity, currency and global equity instruments, to exploit mis-pricings and market volatility by using a blend of relative value and directional strategies. The Investment Funds within this strategy are generally subject to a 60 - 90 day redemption notice period and are available to be redeemed with no restrictions, subject to the Investment Fund's liquidity terms, as of the measurement date.

The Investment Funds in the long/short equity strategy invest in both long and short equity strategies that are primarily in common stocks. The management of these Investment Funds has the ability to shift investments from value to growth strategies, from small to large capitalization common stocks, and from a net long position to a net short position. Investment Funds within this strategy are generally subject to a 45 - 60 day redemption notice period and are available to be redeemed with no restrictions, subject to the Investment Funds' liquidity terms, as of the measurement date.

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                                  MARCH 31, 2011

The Investment Funds in the multi-strategy strategy invest in both long and short, equity and debt strategies that are primarily in US based securities. The management of these Investment Funds seek arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. Investment Funds within this strategy are generally subject to a 45 - 65 day redemption notice period. An Investment Fund representing approximately 17 percent of the fair value of the investments in this strategy is in a side pocket where the liquidation of assets is expected over the next 36 months. The remaining approximately 83 percent of the Investment Funds are available to be redeemed, subject to the Investment Funds' liquidity terms, with no restrictions as of the measurement date.

Lastly, Investment Funds in the special situations strategy are generally subject to a 60 - 100 day redemption notice period. Investment Funds representing approximately 4 percent of the fair value of the investments in this strategy are liquidating trusts where the liquidation of assets is expected over the next 36 months. The remaining approximately 96 percent of the Investment Funds are available to be redeemed with no restrictions, subject to the Investment Funds' liquidity terms, as of the measurement date.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of March 31, 2011.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. Please refer to the December 31, 2010 financial statements for full disclosure on the Fund's portfolio valuation methodology.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS Multi-Strat Fund, L.L.C.


By (Signature and Title)* /s/ William Ferri
                          ------------------------------------------
                          William Ferri, Principal Executive Officer

Date May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ William Ferri
                          ------------------------------------------
                          William Ferri, Principal Executive Officer

Date May 20, 2011


By (Signature and Title)* /s/ Robert Aufenanger
                          ----------------------------------------------
                          Robert Aufenanger, Principal Financial Officer

Date May 20, 2011

* Print the name and title of each signing officer under his or her signature.